Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 5 - LEASES:

As of December 31, 2020, the Company has four operating lease agreements for its car and facilities, as follows:

During the fourth quarter of 2019, the Company entered into an office lease agreement. This agreement is through December 31, 2021 with an option by the Company to extend the period for an additional 24 months. The monthly rent payment is approximately $13 thousand.

During June 2020, the Company entered into an additional office lease agreement, expanded the space leased in 2019, through June 30, 2023. The monthly rent payment for this agreement is approximately $15 thousand.

During November 2020, following the increase of the Company’s employees, the Company signed an additional lease agreement, for a leasing of another office complex through June 30, 2023. The monthly rent payment for this agreement is approximately $12 thousand.

During November 2020, the Company engaged with car lease company, for leasing of 6 vehicles. This agreement is effective through June 30, 2023 and the monthly payment for this agreement is approximately $6.5 thousand.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended December 31,	Year ended December 31,
	2020	2019
	(U.S. Dollars in thousands)	(U.S. Dollars In thousands)
Operating lease cost:
Fixed payments	276	25
Short-term lease cost	65	112
Total operating lease cost	341	137

The table below presents supplemental cash flow information related to operating leases:

	Year ended December 31,	Year ended December 31,
	2020	2019
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	169	25

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	1,085	548

The table below presents supplemental balance sheet information related to operating leases:

	December 31,	December 31,
	2020	2019
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Operating leases:
Operating lease right-of-use assets	1,359	526

Current maturities of operating leases	519	140
Non-current operating leases	923	386
Total operating lease liabilities	1,442	526

	December 31,	December 31,
	2020	2019
Weighted average remaining lease term
Operating leases	2.67	3.96

Weighted average discount rate
Operating leases	5.83%	5.6%

The table below presents maturities of operating lease liabilities:

December 31,
2020
(U.S. Dollars in thousands)

2020	-
2021	588
2022	588
2023	382
2024 and thereafter	-
Total operating lease payments	1,558
Less: imputed interest	116
Present value of lease liabilities	1,442